Long-term Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Investments
Impairment charges during the year	$ 230,859,000	$ 23,557,000	$ 4,747,000
Impairment charge	249,935,000	24,074,000	4,747,000
Long-term Investments	1,027,459,000	694,586,000	452,337,000	$ 399,933,000
Unrealized gain on investments	176,682,000
Equity securities with readily determinable fair value	269,478,000	1,476,000
Other marketable securities
Long-term Investments
Unrealized gain on investments	513,000
Equity securities with readily determinable fair value	11,924,000
Equity Method
Long-term Investments
Upward adjustments during the year	38,600,000	42,900,000
Downward adjustments during the year	2,700,000	0
Realized loss on investments	2,700,000
Long-term Investments	199,379,000	122,491,000	27,702,000	4,329,000
Unrealized gain on investments	176,200,000
Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Impairment charges during the year	230,859,000	23,557,000	4,747,000
Long-term Investments	558,602,000	$ 570,619,000	$ 420,356,000	$ 390,330,000
Cost Method/Equity Securities Without Readily Determinable Fair Values | Yixia Tech
Long-term Investments
Impairment charge	214,700,000
Long-term Investments	$ 75,300,000